RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)	3 Months Ended					6 Months Ended	8 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jul. 07, 2020	Jun. 30, 2020	Mar. 31, 2020	Feb. 14, 2020	Feb. 13, 2020	Dec. 31, 2018
Balance Sheet as of December 31, 2020 (audited)
Common stock, $0.0001 par value - 48,595,723 and 44,217,112 shares authorized at December 31, 2020 and 2019, respectively; 2,155,490 and 2,144,651 shares issued and outstanding at December 31, 2020 and 2019, respectively	$ 1,000			$ 1,000				$ 1,000		$ 1,000	$ 1,000	$ 1,000
Additional paid-in capital	(111,141,000)			23,907,000				(111,141,000)		23,907,000	23,907,000	26,248,000
Accumulated deficit	(246,124,000)			(171,784,000)				(246,124,000)		(171,784,000)	(171,784,000)	(145,423,000)
Total stockholders' equity (deficit)	(356,892,000)			(146,938,000)	$ (134,274,000)		$ (134,274,000)	$ (356,892,000)	$ (134,274,000)	(146,938,000)	$ (146,938,000)	$ (119,063,000)						$ (111,413,000)
Statement of Operations
Weighted Average Number of Shares Outstanding, Basic								2,161,848	2,147,064		2,149,182	2,120,200
Weighted Average Number of Shares Outstanding, Diluted								2,161,848	2,147,064		2,149,182	2,120,200
Earnings Per Share, Basic								$ (98.79)	$ (8.85)		$ (17.61)	$ (5.93)
Earnings Per Share, Diluted								$ (98.79)	$ (8.85)		$ (17.61)	$ (5.93)
Statement of Changes in Shareholders' Equity (Deficit
Accretion for Class A ordinary share subject to redemption amount								$ 139,237,000	$ 6,568,000		$ 11,372,000	$ (10,400,000)
Total shareholders' equity (deficit)	(356,892,000)			(146,938,000)	(134,274,000)		(134,274,000)	(356,892,000)	(134,274,000)	(146,938,000)	(146,938,000)	$ (119,063,000)						$ (111,413,000)
CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Balance Sheet as of December 31, 2020 (audited)
Class A common stock subject to possible redemption.	276,028,675			276,033,447				276,028,675		276,033,447	276,033,447
Additional paid-in capital	0			0				0		0	0
Accumulated deficit	(44,312,150)			(40,659,524)				(44,312,150)		(40,659,524)	(40,659,524)
Total stockholders' equity (deficit)	(44,311,460)	$ (30,073,974)	$ (26,026,715)	(40,658,834)	(25,532,857)	$ (30,073,974)	$ (25,532,857)	(44,311,460)	(25,532,857)	$ (40,658,834)	(40,658,834)			$ 24,000	$ 24,000	$ 0	$ 0
Statement of Operations
Weighted Average Number of Shares Outstanding, Basic										8,269,814
Weighted Average Number of Shares Outstanding, Diluted										8,269,814
Earnings Per Share, Basic										$ (1.85)
Earnings Per Share, Diluted										$ (1.85)
Statement of Changes in Shareholders' Equity (Deficit
Sale of 27,600,000 Units, net of underwriting discounts (in shares)							27,600,000			27,600,000
Accretion for Class A ordinary share subject to redemption amount	(17,922)	(41,715)	54,865	54,192	26,721,566					$ 26,667,374
Total shareholders' equity (deficit)	(44,311,460)	(30,073,974)	(26,026,715)	(40,658,834)	$ (25,532,857)	(30,073,974)	$ (25,532,857)	(44,311,460)	(25,532,857)	(40,658,834)	(40,658,834)			$ 24,000	$ 24,000	$ 0	$ 0
Class A common stock | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Balance Sheet as of December 31, 2020 (audited)
Common stock, $0.0001 par value - 48,595,723 and 44,217,112 shares authorized at December 31, 2020 and 2019, respectively; 2,155,490 and 2,144,651 shares issued and outstanding at December 31, 2020 and 2019, respectively	$ 0			$ 0				$ 0		$ 0	$ 0
Issued and Outstanding				27,600,000						27,600,000	27,600,000
Statement of Operations
Weighted Average Number of Shares Outstanding, Basic	27,600,000				25,780,220		10,761,468	27,600,000		15,758,710
Weighted Average Number of Shares Outstanding, Diluted	27,600,000				27,600,000		10,761,468	25,780,220		15,758,710
Earnings Per Share, Basic	$ (0.41)						$ (0.01)	$ (0.11)		$ (0.69)
Earnings Per Share, Diluted	$ (0.41)				$ (0.11)		$ (0.01)	$ 0.00		$ (0.69)
Class A common stock subject to possible redemption | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Balance Sheet as of December 31, 2020 (audited)
Class A common stock subject to possible redemption.	$ 276,028,675			$ 276,033,447				$ 276,028,675		$ 276,033,447	$ 276,033,447
Issued and Outstanding	27,600,000			27,600,000				27,600,000		27,600,000	27,600,000
Common Stock Not Subject to Redemption | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Statement of Operations
Weighted Average Number of Shares Outstanding, Diluted							7,559,767
Class B common stock | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Balance Sheet as of December 31, 2020 (audited)
Common stock, $0.0001 par value - 48,595,723 and 44,217,112 shares authorized at December 31, 2020 and 2019, respectively; 2,155,490 and 2,144,651 shares issued and outstanding at December 31, 2020 and 2019, respectively	$ 690			$ 690				$ 690		$ 690	$ 690
Statement of Operations
Weighted Average Number of Shares Outstanding, Basic	6,900,000				6,840,659		6,350,917	6,900,000		6,513,871
Weighted Average Number of Shares Outstanding, Diluted	6,900,000				6,900,000		6,350,917	6,840,659		6,513,871
Earnings Per Share, Basic	$ (0.41)				$ 0.00		$ (0.01)	$ (0.11)		$ (0.69)
Earnings Per Share, Diluted	$ (0.41)				$ (0.11)		$ (0.010)	$ (0.01)		$ (0.69)
As Previously Reported | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Balance Sheet as of December 31, 2020 (audited)
Class A common stock subject to possible redemption.		240,972,620	245,061,587	230,374,604	$ 245,554,779	240,972,620	$ 245,554,779		245,554,779	$ 230,374,604	230,374,604		$ 244,996,570
Common stock, $0.0001 par value - 48,595,723 and 44,217,112 shares authorized at December 31, 2020 and 2019, respectively; 2,155,490 and 2,144,651 shares issued and outstanding at December 31, 2020 and 2019, respectively		352	311	457	305	352	305		305	457	457		310
Additional paid-in capital		9,695,811	5,606,885	20,293,722	5,113,699	9,695,811	5,113,699		5,113,699	20,293,722	20,293,722		5,671,903
Accumulated deficit		(4,696,850)	(607,876)	(15,294,860)	(114,691)	(4,696,850)	(114,691)		(114,691)	(15,294,860)	(15,294,860)		(672,901)
Total stockholders' equity (deficit)		$ 5,000,003	$ 5,000,010	$ 5,000,009	$ 5,000,003	$ 5,000,003	$ 5,000,003		$ 5,000,003	$ 5,000,009	$ 5,000,009		$ 5,000,002
Issued and Outstanding		24,084,470	24,493,884	23,034,669	24,547,683	24,084,470	24,547,683		24,547,683	23,034,669	23,034,669		24,499,657
Statement of Changes in Shareholders' Equity (Deficit
Sale of 27,600,000 Units, net of underwriting discounts							$ 249,366,073			$ 249,366,073
Class A common stock subject to possible redemption		$ (4,088,967)	$ (14,686,983)				(245,554,775)			(230,374,604)
Total shareholders' equity (deficit)		$ 5,000,003	5,000,010	$ 5,000,009	$ 5,000,003	$ 5,000,003	5,000,003		$ 5,000,003	5,000,009	$ 5,000,009		$ 5,000,002
Statement of Cash Flows
Initial classification of Class A common stock subject to possible redemption							244,996,570			244,996,570
Change in value of Class A common stock subject to possible redemption			$ 14,686,983			$ 10,598,016	$ 558,209			$ (14,621,966)
As Previously Reported | Class A common stock subject to possible redemption | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Statement of Operations
Weighted Average Number of Shares Outstanding, Basic		24,493,884	23,034,669			23,768,307	24,499,657			24,524,620
Weighted Average Number of Shares Outstanding, Diluted		24,493,884	23,034,669			23,768,307	24,499,657			24,524,620
As Previously Reported | Common Stock Not Subject to Redemption | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Statement of Operations
Weighted Average Number of Shares Outstanding, Basic		10,006,116	11,465,331			10,731,693	7,559,767			8,269,814
Weighted Average Number of Shares Outstanding, Diluted		10,006,116	11,465,331			10,731,693	7,559,767			8,269,814
Earnings Per Share, Basic		$ (0.41)	$ 1.28			$ 0.99	$ (0.02)			$ (1.85)
Earnings Per Share, Diluted		$ (0.41)	$ 1.28			$ 0.99	$ (0.02)			$ (1.85)
Adjustment | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Balance Sheet as of December 31, 2020 (audited)
Class A common stock subject to possible redemption.		$ 35,073,977	$ 31,026,725	45,658,843	30,532,860	$ 35,073,977	$ 30,532,860		30,532,860	$ 45,658,843	45,658,843		31,003,430
Common stock, $0.0001 par value - 48,595,723 and 44,217,112 shares authorized at December 31, 2020 and 2019, respectively; 2,155,490 and 2,144,651 shares issued and outstanding at December 31, 2020 and 2019, respectively		(352)	(311)	(457)	(305)	(352)	(305)		(305)	(457)	(457)		(310)
Additional paid-in capital		(9,695,811)	(5,606,885)	(20,293,722)	(5,113,699)	(9,695,811)	(5,113,699)		(5,113,699)	(20,293,722)	(20,293,722)		(5,671,903)
Accumulated deficit		(25,377,814)	(25,419,529)	(25,364,664)	(25,418,856)	(25,377,814)	(25,418,856)		(25,418,856)	(25,364,664)	(25,364,664)		(25,331,217)
Total stockholders' equity (deficit)		$ (35,073,977)	$ (31,026,725)	$ (45,658,843)	$ (30,532,860)	$ (35,073,977)	$ (30,532,860)		$ (30,532,860)	$ (45,658,843)	$ (45,658,843)		$ (31,003,430)
Issued and Outstanding		3,515,530	3,106,116	4,565,331	3,052,317	3,515,530	3,052,317		3,052,317	4,565,331	4,565,331		3,100,343
Statement of Changes in Shareholders' Equity (Deficit
Sale of 27,600,000 Units, net of underwriting discounts							$ (249,366,073)			$ (249,366,073)
Class A common stock subject to possible redemption		$ 4,088,967	$ 14,686,983				245,554,775			230,374,604
Accretion for Class A ordinary share subject to redemption amount		41,715	(54,865)				(26,721,566)			(26,721,566)
Total shareholders' equity (deficit)		$ (35,073,977)	(31,026,725)	$ (45,658,843)	$ (30,532,860)	$ (35,073,977)	(30,532,860)		$ (30,532,860)	(45,658,843)	$ (45,658,843)		$ (31,003,430)
Statement of Cash Flows
Initial classification of Class A common stock subject to possible redemption							31,003,430			31,003,430
Change in value of Class A common stock subject to possible redemption			$ (14,598,671)			$ (10,551,419)	$ (470,570)			$ 14,655,413
Adjustment | Class A common stock | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Statement of Operations
Weighted Average Number of Shares Outstanding, Basic		27,600,000	27,600,000			27,600,000	10,761,468			15,758,710
Earnings Per Share, Basic			$ 0.43			$ 0.31	$ (0.01)			$ (0.69)
Earnings Per Share, Diluted			$ 0.43			$ 0.31	$ (0.01)			$ (0.69)
Adjustment | Class A common stock subject to possible redemption | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Statement of Operations
Weighted Average Number of Shares Outstanding, Basic		(24,493,884)	(23,034,669)			(23,768,307)	(24,499,657)			(24,524,620)
Weighted Average Number of Shares Outstanding, Diluted			(23,034,669)			(23,768,307)	(24,499,657)			(24,524,620)
Adjustment | Common Stock Not Subject to Redemption | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Statement of Operations
Weighted Average Number of Shares Outstanding, Basic		(10,006,116)	(11,465,331)			(10,731,693)	(7,559,767)			(8,269,814)
Weighted Average Number of Shares Outstanding, Diluted		(10,006,116)	(11,465,331)			(10,731,693)				(8,269,814)
Earnings Per Share, Basic		$ 0.41	$ (1.28)			$ (0.99)	$ 0.02			$ 1.85
Earnings Per Share, Diluted		$ 0.41	$ (1.28)			$ (0.99)	$ 0.02			$ 1.85
Adjustment | Class B common stock | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Statement of Operations
Weighted Average Number of Shares Outstanding, Basic		6,900,000	6,900,000			6,900,000	6,350,917			6,513,871
Earnings Per Share, Basic		$ (0.59)	$ 0.43			$ 0.31	$ (0.01)			$ (0.69)
Earnings Per Share, Diluted		$ (0.59)	$ 0.43			$ 0.31	$ (0.01)			$ (0.69)
As Restated
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Minimum net tangible assets								$ 5,000,001
As Restated | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Balance Sheet as of December 31, 2020 (audited)
Class A common stock subject to possible redemption.		$ 276,046,597	$ 276,088,312	276,033,447	276,087,639	$ 276,046,597	$ 276,087,639		276,087,639	$ 276,033,447	276,033,447		276,000,000
Accumulated deficit		(30,074,664)	(26,027,405)	(40,659,524)	(25,533,547)	(30,074,664)	(25,533,547)		(25,533,547)	(40,659,524)	(40,659,524)		(26,004,118)
Total stockholders' equity (deficit)		$ (30,073,974)	$ (26,026,715)	$ (40,658,834)	$ (25,532,857)	$ (30,073,974)	$ (25,532,857)		$ (25,532,857)	$ (40,658,834)	$ (40,658,834)		$ (26,003,428)
Issued and Outstanding		27,600,000	27,600,000	27,600,000	27,600,000	27,600,000	27,600,000		27,600,000	27,600,000	27,600,000		27,600,000
Statement of Changes in Shareholders' Equity (Deficit
Accretion for Class A ordinary share subject to redemption amount		$ 41,715	$ (54,865)				$ (26,721,566)			$ (26,721,566)
Total shareholders' equity (deficit)		$ (30,073,974)	(26,026,715)	$ (40,658,834)	$ (25,532,857)	$ (30,073,974)	(25,532,857)		$ (25,532,857)	(40,658,834)	$ (40,658,834)		$ (26,003,428)
Statement of Cash Flows
Initial classification of Class A common stock subject to possible redemption							276,000,000			276,000,000
Change in value of Class A common stock subject to possible redemption			$ 88,312			$ 46,597	$ 87,639			$ 33,447
As Restated | Class A common stock | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Statement of Operations
Weighted Average Number of Shares Outstanding, Basic		27,600,000	27,600,000			27,600,000	10,761,468			15,758,710
Earnings Per Share, Basic			$ 0.43			$ 0.31	$ (0.01)			$ (0.69)
Earnings Per Share, Diluted			$ 0.43			$ 0.31	$ (0.01)
As Restated | Class B common stock | CAPSTAR SPECIAL PURPOSE ACQUISITION CORP
Statement of Operations
Weighted Average Number of Shares Outstanding, Basic		6,900,000	6,900,000			6,900,000	6,350,917			6,513,871
Earnings Per Share, Basic		$ (0.59)	$ 0.43			$ 0.31	$ (0.01)			$ (0.69)
Earnings Per Share, Diluted		$ (0.59)	$ 0.43			$ 0.31	$ (0.01)			$ (0.69)